UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.
Hodges Small Cap Fund
SCHEDULE OF INVESTMENTS at December 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 64.9%
	Airlines: 6.4%
15,000	Continental Airlines, Inc.*	$333,750

	Auto Components: 5.6%
100,000	Westport Innovations, Inc.*	288,768

	Capital Markets: 8.2%
3,000	Capital Southwest Corp.	355,200
5,000	Penson Worldwide, Inc.*	71,750
		426,950
	Commercial Services & Supplies: 3.9%
20,000	A.T. Cross Co. - Class A*	199,600

	Construction Materials: 6.8%
5,000	Texas Industries, Inc.	350,500

	Investment Advice: 9.2%
28,600	U.S. Global Investors, Inc. - Class A*	476,476

	Machinery: 13.4%
25,000	Trinity Industries, Inc.	694,000

	Metals & Mining: 7.6%
10,000	Northwest Pipe Co.*	391,400

	Specialty Retail: 3.8%
7,000	Jos. A. Bank Clothiers, Inc.*	199,150

	TOTAL COMMON STOCKS
	(Cost $3,475,271)	3,360,594

	PARTNERSHIP & TRUST: 4.4%
5,000	Texas Pacific Land Trust	227,500

	TOTAL PARTNERSHIP & TRUST
	(Cost $217,137)	227,500

	SHORT-TERM INVESTMENT: 22.4%
1,163,580	Federated Cash Trust - Teasury Cash Series II	1,163,580

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,163,580)	1,163,580

	TOTAL INVESTMENTS IN SECURITIES: 91.7%
	(Cost $4,855,988)	4,751,674
	Other Assets in Excess of Liabilities: 8.3%	431,510
	TOTAL NET ASSETS: 100.00%	$5,183,184

*Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows+:

Cost of investments	$4,855,988
Gross unrealized appreciation	25,441
Gross unrealized depreciation	(129,755)
Net unrealized appreciation	$(104,314)
+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since this fund has less than one year of history.

Hodges Fund
SCHEDULE OF INVESTMENTS at December 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 95.0%
	Aerospace & Defense: 2.3%
125,000	The Boeing Co.	$10,932,500
150,000	KBR, Inc.*	5,820,000
		16,752,500
	Airlines: 3.0%
70,000	Air France KLM - ADR	2,440,900
350,000	AMR Corp.*	4,910,500
300,000	Continental Airlines, Inc.*	6,675,000
635,000	Southwest Airlines Co.	7,747,000
		21,773,400
	Beverages: 0.8%
100,000	The Coca-Cola Co.	6,137,000

	Biotechnology: 0.0%
342,600	Genitope Corp.*	253,524

	Capital Markets: 3.7%
20,000	BlackRock, Inc.	4,336,000
200,000	The Charles Schwab Corp.	5,110,000
440,000	Penson Worldwide, Inc.*	6,314,000
675,000	U.S. Global Investors, Inc. - Class A*	11,245,500
		27,005,500
	Chemicals: 2.0%
100,000	Potash Corp. of Saskatchewan, Inc.	14,396,000

	Commercial Services & Supplies: 0.8%
611,300	A.T. Cross Co. - Class A*	6,100,774

	Communications Equipment: 3.1%
555,000	Cisco Systems, Inc.*	15,023,850
200,000	Nokia Oyj - ADR	7,678,000
		22,701,850
	Computers & Peripherals: 3.6%
75,000	Apple Computer, Inc.*	14,856,000
425,000	EMC Corp.*	7,875,250
30,000	International Business Machines Corp.	3,243,000
		25,974,250
	Construction Materials: 2.8%
200,000	Texas Industries, Inc.	14,020,000
85,000	Vulcan Materials Co.	6,722,650
		20,742,650
	Diversified Financial Services: 1.5%
200,000	Citigroup, Inc.	5,888,000
100,000	Nasdaq Stock Market, Inc.*	4,949,000
		10,837,000
	Electronic Equipment & Instruments: 1.1%
110,000	LoJack Corp.*	1,849,100
566,000	Napco Security Systems, Inc.*	3,537,500
842,500	Wireless Ronin Technologies Inc.*(2)	2,443,250
		7,829,850
	Energy Equipment & Services: 11.0%
85,000	Atwood Oceanics, Inc.*	8,520,400
76,000	Bolt Technology Corp.*	2,886,480
90,000	ENSCO International, Inc.	5,365,800
255,000	Halliburton Co.	9,667,050
125,000	Helmerich & Payne, Inc.	5,008,750
50,000	Rowan Cos., Inc.*	1,973,000
145,000	Schlumberger Ltd.	14,263,650
230,000	Transocean, Inc.*	32,924,500
		80,609,630
	Food & Staples Retailing: 4.2%
140,000	Costco Wholesale Corp.	9,766,400
295,000	PriceSmart, Inc.	8,867,700
200,000	Wal-Mart Stores, Inc.	9,506,000
70,000	Whole Foods Market, Inc.	2,856,000
		30,996,100
	Food Products: 2.9%
100,000	Cal-Maine Foods, Inc.	2,653,000
100,000	The Hershey Co.	3,940,000
550,830	Rocky Mountain Chocolate Factory, Inc.(2)	8,747,180
101,875	Wm. Wrigley Jr. Co.	5,964,781
		21,304,961
	Health Care Equipment & Supplies: 0.2%
100,000	Boston Scientific Corp.*	1,163,000

	Healthcare Services: 0.3%
120,000	NightHawk Radiology Holdings, Inc.*	2,526,000

	Hotels, Restaurants & Leisure: 6.2%
185,000	CBRL Group, Inc.	5,992,150
110,000	Gaylord Entertainment Co.*	4,451,700
450,000	Krispy Kreme Doughnuts, Inc.*	1,422,000
1,000,000	Luby's, Inc.*	10,160,000
200,000	Marriott International, Inc. - Class A	6,836,000
175,000	McDonald's Corp.	10,309,250
310,000	Starbucks Corp.*	6,345,700
		45,516,800
	Household Durables: 0.5%
100,000	Universal Electronics, Inc.*	3,344,000

	Household Products: 1.5%
150,000	Procter & Gamble Co.	11,013,000

	Industrial Conglomerates: 1.2%
235,000	General Electric Co.	8,711,450

	Insurance: 0.4%
172,000	Hallmark Financial Services, Inc.*	2,727,920

	Internet & Catalog Retail: 0.6%
135,000	eBay, Inc.*	4,480,650

	Internet Software & Services: 1.3%
290,000	LoopNet, Inc.*	4,074,500
145,000	VeriSign, Inc.*	5,453,450
		9,527,950
	Leisure Equipment & Products: 0.3%
125,000	Mattel, Inc.	2,380,000

	Machinery: 7.3%
170,000	Caterpillar, Inc.	12,335,200
120,000	Cummins, Inc.	15,284,400
100,000	Hurco Cos., Inc.*	4,365,000
195,000	L.B. Foster Co.*	10,087,350
397,500	Trinity Industries, Inc.	11,034,600
		53,106,550
	Marine: 0.7%
65,000	DryShips, Inc.	5,031,000

	Media: 2.0%
350,000	Belo Corp. - Class A	6,104,000
700,000	XM Satellite Radio Holdings, Inc. - Class A*	8,568,000
		14,672,000
	Metals & Mining: 4.6%
751,000	Commercial Metals Co.	22,116,950
200,100	Northwest Pipe Co.*	7,831,914
30,000	United States Steel Corp.	3,627,300
		33,576,164
	Multiline Retail: 0.7%
105,000	Kohl's Corp.*	4,809,000

	Oil, Gas & Consumable Fuels: 7.4%
210,000	Chesapeake Energy Corp.	8,232,000
170,000	ConocoPhillips	15,011,000
190,000	Devon Energy Corp.	16,892,900
150,000	EXCO Resources, Inc.*	2,322,000
120,000	Exxon Mobil Corp.	11,242,800
		53,700,700
	Personal Products: 0.5%
60,000	The Estee Lauder Cos., Inc.	2,616,600
400,900	Female Health Co.*(1)	1,022,295
		3,638,895
	Pharmaceuticals: 0.9%
100,000	Johnson & Johnson	6,670,000

	Printed Circuit Boards: 0.3%
219,000	Interphase Corp.*	2,260,080

	Real Estate Investment Trusts: 0.7%
550,000	Thornburg Mortgage, Inc.	5,082,000

	Road & Rail: 7.7%
255,000	Burlington Northern Santa Fe Corp.	21,223,650
170,000	Canadian National Railway Co.	7,978,100
150,000	Norfolk Southern Corp.	7,566,000
128,000	Union Pacific Corp.	16,079,360
200,000	YRC Worldwide, Inc.*	3,418,000
		56,265,110
	Semiconductor & Semiconductor Equipment: 0.9%
200,000	Texas Instruments, Inc.	6,680,000

	Software: 1.0%
39,700	Intrusion, Inc.*(1)	6,749
200,000	Microsoft Corp.	7,120,000
		7,126,749
	Specialty Retail: 2.5%
100,000	The Home Depot, Inc.	2,694,000
220,000	Jos A. Bank Clothiers, Inc.*	6,259,000
200,000	Tiffany & Co.	9,206,000
		18,159,000
	Textiles, Apparel & Luxury Goods: 1.3%
260,000	Crocs, Inc.*	9,570,600

	Transportation Infrastructure: 1.2%
230,000	Aegean Marine Petroleum Network, Inc.	8,829,700

	TOTAL COMMON STOCKS
	(Cost $607,421,089)	693,983,307

	PARTNERSHIPS & TRUSTS: 2.5%
225,000	Mesabi Trust	4,623,750
303,500	Texas Pacific Land Trust	13,809,250
		18,433,000
	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $12,897,041)	18,433,000

Contracts		Value
	CALL OPTIONS PURCHASED: 0.5%
2,000	AMR Corp.
	Expiration: January, 2009, Exercise Price: $20.00	415,000

500	Dell, Inc.
	Expiration: January, 2008, Exercise Price: $22.50	110,000

500	Dell, Inc.
	Expiration: January, 2009, Exercise Price: $22.50	255,000

250	International Business Machines Corp.
	Expiration: January, 2008, Exercise Price: $90.00	458,750

500	International Business Machines Corp.
	Expiration: January, 2009, Exercise Price: $90.00	1,210,000

500	PACCAR, Inc.
	Expiration: February, 2008, Exercise Price: $80.00	322,500

300	Schlumberger Ltd.
	Expiration: January, 2009, Exercise Price: $80.00	774,000

500	YRC Worldwide, Inc.
	Expiration: January, 2009, Exercise Price: $15.00	240,000

	TOTAL PURCHASED OPTIONS
	(Cost $6,735,105)	3,785,250

Shares		Value
	SHORT-TERM INVESTMENT: 3.3%
24,480,633	Federated Cash Trust - Treasury Cash Series II	24,480,633

	TOTAL SHORT-TERM INVESTMENT
	(Cost $24,480,633)	24,480,633

	TOTAL INVESTMENTS IN SECURITIES: 101.3%
	(Cost $651,533,868)	740,682,190
	Liabilities in Excess of Other Assets: (1.3)%	(9,638,571)
	TOTAL NET ASSETS: 100.0%	$731,043,619

* Non-income producing security.
ADR - American Depository Receipt.
(1) Security is considered illiquid. As of December 31, 2007, the value of these investments was $1,029,044 or 0.1% of total net assets. See Note 2H.
(2) Affiliated Company as defined by the Investment Company Act of 1940.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows+:

Cost of investments	$652,890,906
Gross unrealized appreciation	123,198,552
Gross unrealized depreciation	(35,407,268)
Net unrealized appreciation	$87,791,284

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/Robert M. Slotky
Robert M. Slotky, President

Date  February 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  February 8, 2008

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  February 28, 2008

* Print the name and title of each signing officer under his or her signature.